Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of liabilities measured at fair value

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities	$–	$–	$21,546,468

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities	$–	$–	$1,992,754